Financial assets and liabilities - Carrying value and fair value of the related party and other borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Amount drawn	$ 4,451	$ 3,933
Deferred debt issuance costs and premium	(32)	(31)
Net borrowings	4,419	3,902
Fair Value	37	53
Carrying value
Disclosure of detailed information about borrowings [line items]
Amount drawn	4,083	3,559
Deferred debt issuance costs and premium	(32)	(31)
Net borrowings	4,051	3,528
Carrying value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Amount drawn	4,056	3,517
Deferred debt issuance costs and premium	(29)	(28)
Net borrowings	4,027	3,489
Carrying value | Other borrowings
Disclosure of detailed information about borrowings [line items]
Amount drawn	27	42
Deferred debt issuance costs and premium	(3)	(3)
Net borrowings	24	39
Fair value
Disclosure of detailed information about borrowings [line items]
Fair Value	3,973	3,215
Fair value | Loan Notes
Disclosure of detailed information about borrowings [line items]
Fair Value	3,946	3,173
Fair value | Other borrowings
Disclosure of detailed information about borrowings [line items]
Fair Value	$ 27	$ 42